Share-based compensation - Schedule of Recognized Compensation Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Total compensation costs	$ 3,840,000	$ 2,453,000	$ 9,676,000
Terminated plans
Share-based compensation
Total compensation costs	0	0	352,000
Sales and marketing expenses
Share-based compensation
Total compensation costs		19,000	48,000
General and administrative expenses
Share-based compensation
Total compensation costs	2,727,000	1,768,000	8,113,000
Research and development expenses
Share-based compensation
Total compensation costs	$ 1,113,000	$ 666,000	$ 1,515,000